Property, plant and equipment - Useful lives of property, plant and equipment (Detail)	12 Months Ended
Dec. 31, 2018
Buildings [member]
Property, plant and equipment - Property, plant and equipment (Detail) [Line Items]
Useful lives or depreciation rates, property, plant and equipment	from 5 to 50 years
Machinery [member]
Property, plant and equipment - Property, plant and equipment (Detail) [Line Items]
Useful lives or depreciation rates, property, plant and equipment	from 3 to 20 years
Other equipment [Member]
Property, plant and equipment - Property, plant and equipment (Detail) [Line Items]
Useful lives or depreciation rates, property, plant and equipment	from 1 to 10 years